Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Forward purchase agreement asset [Member]
Assets:
Fair value measured Assets	$ 155
SEPA put rights asset [Member]
Assets:
Fair value measured Assets	188
Embedded derivative liability [Member]
Liabilities:
Fair value measured Liabilities	$ 80